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                               SEPARATE ACCOUNT KG
                (KEMPER GATEWAY ELITE AND KEMPER GATEWAY ADVISOR)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

    SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1999 AS REVISED NOVEMBER 15, 1999


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Under FEDERAL TAX CONSIDERATIONS, D. Provisions Applicable to Qualified Employer
Plans, the following is added as the first paragraph:

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus - such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options - may make this Contract a suitable investment for your qualified retirement plan.


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SUPPLEMENT DATED DECEMBER 6, 1999